Note 4(b) - Vessels, Net	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
4 (b)	Vessels, net:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2017	164,694	(9,759)	154,935
— Transferred from advances for vessels acquisitions / under construction	32,090	-	32,090
— Depreciation	-	(6,390)	(6,390)
Balance, December 31, 2018	196,784	(16,149)	180,635
— Transferred from advances for vessels acquisitions / under construction	189,220	-	189,220
— Acquisitions	51,940	-	51,940
— Impairment	(22,254)	9,944	(12,310)
— Transferred to Assets held for sale	(43,147)	-	(43,147)
— Depreciation	-	(12,392)	(12,392)
Balance, December 31, 2019	372,543	(18,597)	353,946

In
2018
and
2019
the Company took delivery of the following vessels:

Vessel Name	Delivery Date	Yard Installments	Capitalized Expenses	Final Cost
M/T Eco Palm Desert	September 7, 2018	29,994	2,096	32,090
Subtotal 2018		29,994	2,096	32,090
M/T Eco California	January 30, 2019	34,313	1,270	35,583
M/T Eco Marina Del Ray	March 13, 2019	35,787	1,066	36,853
M/T Eco Bel Air	April 5, 2019	57,133	1,209	58,342
M/T Eco Beverly Hills	May 9, 2019	57,133	1,309	58,442
Subtotal 2019		184,366	4,854	189,220

The Company’s vessels have been mortgaged as security under its loan facilities (see Note
9
).

On
November 18
and
November 20, 2019,
the Company exercised the purchase options on its operating leases and purchased M/T Stenaweco Energy and M/T Stenaweco Evolution for
$23,953
and
$24,187
respectively. M/T Stenaweco Energy and M/T Stenaweco Evolution book value has been increased by
$2,477
and
$1,323
respectively, corresponding to the transfer of the respective ROU asset balances to each vessel upon termination of the lease, as per ASC
842
-
20
-
40
-
2.